Significant Accounting Policies (Details Narrative)	6 Months Ended
May 31, 2022
Video Game Catalogues [Member]
IfrsStatementLineItems [Line Items]
Intangible assets useful lives	15 years
Platform Coding And Technology [Member]
IfrsStatementLineItems [Line Items]
Intangible assets useful lives	3 years
Distribution Libraries [Member]
IfrsStatementLineItems [Line Items]
Intangible assets useful lives	10 years
Customer Relationships [Member]
IfrsStatementLineItems [Line Items]
Intangible assets useful lives	3 years